LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about long-term prepayments and other assets [line items]
Operating rights of service stations	¥ 34,013	¥ 34,934
Others (i)	25,925	24,459
Balance as of end of year	65,426	91,408
Third parties
Disclosure of detailed information about long-term prepayments and other assets [line items]
Prepayments for construction projects to third parties	3,926	5,502
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term prepayments and other assets [line items]
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	¥ 1,562	¥ 26,513